UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07458

Tweedy, Browne Fund Inc.
(Exact name of registrant as specified in charter)

One Station Place, 5th Floor Stamford, CT 06902
(Address of principal executive offices) (Zip code)

Patricia A. Rogers Tweedy, Browne Company LLC One Station Place, 5th Floor Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-0600

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

TWEEDY, BROWNE FUND INC.

SEMI-ANNUAL REPORT

Tweedy, Browne Global Value Fund

Tweedy, Browne Global Value Fund II – Currency Unhedged

Tweedy, Browne Value Fund

Tweedy, Browne Worldwide High Dividend Yield Value Fund

September 30, 2013

TWEEDY, BROWNE FUND INC.

TWEEDY, BROWNE FUND INC.

Tweedy, Browne Global Value Fund

Tweedy, Browne Global Value Fund II – Currency Unhedged

Tweedy, Browne Value Fund

Tweedy, Browne Worldwide High Dividend Yield Value Fund

SEMI-ANNUAL REPORT

September 30, 2013

TWEEDY, BROWNE FUND INC.

Expense Information (Unaudited)

A shareholder of the Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund or Worldwide High Dividend Yield Value Fund (collectively, the “Funds”) incurs two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The Example below is intended to help a shareholder understand their ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2013 to September 30, 2013.

Actual Expenses The first part of the table presented below, under the heading “Actual Expenses”, provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses paid during this period.

Hypothetical Example for Comparison Purposes The second part of the table presented below, under the heading “Hypothetical Expenses”, provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by the shareholder of the Funds for the period. This information may be used to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight a shareholder’s ongoing costs only and do not reflect redemption fees. Redemptions from the Global Value Fund, the Global Value Fund II – Currency Unhedged and the Worldwide High Dividend Yield Value Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Funds. There are no other transactional expenses associated with the purchase and sale of shares charged by any of the Funds, such as commissions, sales loads and/or redemption fees on shares held longer than 60 days. Other mutual funds may have such transactional charges. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds. In addition, if redemption fees were included, a shareholder’s costs would have been higher.

	Actual Expenses			Hypothetical Expenses (5% Return before Expenses)
	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid during Period* 4/1/13 – 9/30/13	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid during Period* 4/1/13 – 9/30/13	Annualized Expense Ratio
Global Value Fund	$1,000.00	$1,057.00	$7.01	$1,000.00	$1,018.25	$6.88	1.36%
Global Value Fund II – Currency Unhedged	$1,000.00	$1,078.20	$7.14	$1,000.00	$1,018.20	$6.93	1.37%
Value Fund	$1,000.00	$1,054.90	$7.06	$1,000.00	$1,018.20	$6.93	1.37%
Worldwide High Dividend Yield Value Fund	$1,000.00	$1,072.00	$7.06	$1,000.00	$1,018.25	$6.88	1.36%

*

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by 365 (to reflect the one-half year period).

Tweedy, Browne Global Value Fund

Portfolio of Investments

September 30, 2013 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—83.1%

	Brazil—1.9%
18,693,570	Banco Santander (Brasil) SA, ADR	$129,920,312

	Canada—0.9%
750,000	National Bank of Canada	62,070,727

	Czech Republic—0.0%(a)
2,800	Philip Morris CR a.s.	1,603,833

	Finland—0.6%
484,760	Kone Oyj, Class B	43,276,284

	France—10.2%
7,719,256	CNP Assurances	139,131,350
2,181,535	Safran SA	134,467,060
1,518,400	SCOR SE	50,305,710
712,949	Teleperformance SA	34,511,542
4,520,000	Total SA	262,454,179
1,256,600	Vallourec SA	75,303,465

		696,173,306

	Germany—8.8%
3,726,000	Axel Springer AG	207,347,456
1,936,000	Henkel AG & Company, KGaA	171,575,818
652,000	Krones AG	55,470,396
42,354	KSB AG	27,462,390
699,000	Muenchener Rueckversicherungs AG	136,679,414

		598,535,474

	Hong Kong—0.5%
5,268,500	Great Eagle Holdings Ltd.	18,818,134
434,500	Jardine Strategic Holdings Ltd.	14,707,825
59,000	Miramar Hotel & Investment	76,078

		33,602,037

	Italy—0.6%
144,268	Buzzi Unicem SpA	2,249,732
4,795,392	SOL SpA(b)	39,856,657

		42,106,389

	Japan—3.3%
1,987,000	Fujitec Company Ltd.	24,988,107
194,400	Fukuda Denshi Company Ltd.	8,221,758
718,100	Hi-Lex Corporation	15,756,120
1,577,500	Honda Motor Company Ltd.	60,045,478
1,061,100	Kuroda Electric Company Ltd.	14,166,023
73,800	Lintec Corporation	1,570,389
69,100	Mandom Corporation	2,415,419
216,700	Medikit Company Ltd.	7,287,745
61,600	Mitsubishi Tanabe Pharma Corporation	864,440
2,116,000	NGK Spark Plug Company Ltd.	46,773,034
162,780	Nippon Kanzai Company Ltd.	2,926,307
63,900	Sangetsu Company Ltd.	1,688,588
100,400	SEC Carbon Ltd.	371,416
400,000	Shinko Shoji Company Ltd.	3,424,204
375,300	T. Hasegawa Company Ltd.	5,492,288
978,400	Takata Corporation	24,628,260
200,000	Tomen Electronics Corporation	2,215,541

		222,835,117

Shares		Value (Note 2)

	Mexico—1.3%
4,101,128	Arca Continental SAB de CV	$25,391,088
532,995	Coca-Cola Femsa SA de CV, Sponsored ADR(c)	67,146,710

		92,537,798

	Netherlands—9.9%
2,093,000	Akzo Nobel NV	137,622,810
3,160,000	Heineken Holding NV	199,997,022
6,051,190	Royal Dutch Shell PLC, Class A	199,702,212
874,886	Telegraaf Media Groep NV, CVA	15,395,833
7,943,068	TNT Express NV	72,555,734
1,368,000	Unilever NV, CVA	53,248,558

		678,522,169

	Norway—1.0%
24,550	Ekornes ASA	416,361
1,277,000	Schibsted ASA	65,822,006

		66,238,367

	Singapore—2.5%
7,303,000	DBS Group Holdings Ltd.	95,569,046
4,428,800	United Overseas Bank Ltd.	72,957,399

		168,526,445

	South Korea—0.4%
150,900	Daegu Department Store Company Ltd.	2,197,488
90,974	Hanil Cement Company Ltd.	5,925,680
141,713	Samchully Company Ltd.	18,329,362
9,442	Samyang Genex Company Ltd.	790,732
4,489	Samyang Holdings Corporation	371,760

		27,615,022

	Spain—1.5%
8,886,000	Mediaset España Comunicacion SA(d)	102,363,294

	Sweden—0.0%(a)
63,360	Cloetta AB, B Shares(d)	184,464

	Switzerland—16.6%
2,272,160	ABB Ltd.	53,747,860
388,000	CIE Financiere Richemont AG	38,875,090
218,165	Coltene Holding AG(b)	11,086,184
314,000	Daetwyler Holding AG, Bearer	38,857,174
10,000	Loeb Holding AG	1,832,458
2,781,120	Nestle SA, Registered	194,532,309
80	Neue Zuercher Zeitung(d)(e)	432,447
3,002,000	Novartis AG, Registered	230,731,545
53,473	Phoenix Mecano AG(b)	31,459,924
185,918	PubliGroupe SA, Registered(b)	20,241,777
984,000	Roche Holding AG	265,410,672
248,117	Siegfried Holding AG(b)	40,198,109
432,618	Tamedia AG	50,234,880
608,700	Zurich Insurance Group AG	156,777,694

		1,134,418,123

	Thailand—0.8%
9,089,500	Bangkok Bank Public Company Ltd., NVDR	56,954,668

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

September 30, 2013 (Unaudited)

Shares		Value (Note 2)

	United Kingdom—12.0%
1,000,000	AGA Rangemaster Group PLC (d)	$2,080,938
1,782,000	BBA Aviation PLC	8,801,639
1,325,000	British American Tobacco PLC	70,304,328
5,464,262	Daily Mail & General Trust PLC, Class A	67,428,345
5,634,635	Diageo PLC, Sponsored ADR	179,301,679
33,721,485	G4S PLC	138,870,201
202,033	GlaxoSmithKline PLC	5,095,730
2,869,114	Hays PLC	5,501,176
1,397,625	Headlam Group PLC	8,736,430
6,715,287	HSBC Holdings PLC	72,795,796
1,074,944	Imperial Tobacco Group PLC	39,811,452
370,900	Pearson PLC	7,550,020
3,346,355	Provident Financial PLC	90,065,620
4,891,800	TT Electronics PLC	15,328,712
2,700,000	Unilever PLC	106,686,533

		818,358,599

	United States—10.3%
75,700	American National Insurance Company	7,421,628
1,094,821	Baxter International, Inc.	71,918,791
436	Berkshire Hathaway Inc., Class A (d)	74,298,760
301	Berkshire Hathaway Inc., Class B (d)	34,167
1,388,300	Cisco Systems, Inc.	32,513,986
587,000	ConocoPhillips	40,802,370
1,258,435	Devon Energy Corporation	72,687,206
76,000	Google Inc., Class A (d)	66,569,160
1,852,170	Halliburton Company	89,181,986
865,835	Johnson & Johnson	75,059,236
1,373,501	Joy Global, Inc.	70,103,491
132,900	National Oilwell Varco, Inc.	10,380,819
918,700	Philip Morris International, Inc.	79,550,233
293,500	Phillips 66	16,970,170

		707,492,003

	TOTAL COMMON STOCKS (Cost $3,339,955,258)	5,683,334,431

	PREFERRED STOCKS—0.2%

	Croatia—0.1%
166,388	Adris Grupa d.d.	7,903,223

	Germany—0.1%
314,700	Villeroy & Boch AG	3,897,860

	TOTAL PREFERRED STOCKS (Cost $12,253,786)	11,801,083

Shares		Value (Note 2)

	REGISTERED INVESTMENT COMPANY—15.4%
1,053,651,498	Dreyfus Government Prime Cash Management (Cost $1,053,651,498)	$1,053,651,498

Face Value

	U.S. TREASURY BILL—1.8%
$125,000,000	0.077%(f) due 10/31/13(c) (Cost $124,992,135)	124,998,707

TOTAL INVESTMENTS (Cost $4,530,852,677)	100.5%	6,873,785,719
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(1.0)	(67,673,565)
OTHER ASSETS AND LIABILITIES (Net)	0.5	31,034,201

NET ASSETS	100.0%	$6,837,146,355

(a)	Amount represents less than 0.1% of net assets.
(b)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 4.
(c)	All or a portion of this security has been segregated to cover certain open forward contracts. At September 30, 2013, liquid assets totaling $167,145,676 have been segregated to cover such open forward contracts.

(d)	Non-income producing security.
(e)	Fair valued security. This security has been valued at its fair value as determined in good faith by the Investment Adviser under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent less than 0.1% of the net assets of the Fund. See Note 2.

(f)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

September 30, 2013 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Energy	10.1%
Pharmaceuticals, Biotechnology & Life Sciences	9.0
Insurance	8.2
Capital Goods	8.1
Media	7.9
Banks	7.2
Beverage	6.9
Food	5.2
Tobacco	2.9
Materials	2.8
Commercial Services & Supplies	2.7
Household & Personal Products	2.5
Automobiles & Components	2.1
Health Care Equipment & Services	1.4
Diversified Financials	1.3
Technology Hardware & Equipment	1.2
Transportation	1.2
Software & Services	1.0
Consumer Durables & Apparel	0.6
Real Estate	0.3
Utilities	0.3
Retailing	0.2

Total Common Stocks	83.1
Preferred Stocks	0.2
Registered Investment Company	15.4
U.S. Treasury Bill	1.8
Unrealized Depreciation on Forward Contracts (Net)	(1.0)
Other Assets and Liabilities (Net)	0.5

Net Assets	100.0%

Portfolio Composition

September 30, 2013 (Unaudited)

Schedule of Forward Exchange Contracts

September 30, 2013 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 9/30/13 (Note 2)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
50,000,000	European Union Euro	SSB	10/1/13	$67,590,000	$67,682,976	$92,976
5,000,000	Great Britain Pound Sterling	NTC	10/22/13	7,701,250	8,095,498	394,248
90,000,000	Mexican Peso	NTC	11/5/13	6,822,420	6,815,084	(7,336)
23,000,000	Swiss Franc.	BNY	10/22/13	24,946,040	25,439,880	493,840
10,000,000	Swiss Franc.	BNY	10/22/13	10,724,435	11,060,817	336,382

TOTAL				$117,784,145	$119,094,255	$1,310,110

FORWARD EXCHANGE CONTRACTS TO SELL(a)
8,000,000	Canadian Dollar	SSB	1/21/14	$(8,055,584)	$(7,760,537)	$295,047
20,000,000	Canadian Dollar	JPM	6/2/14	(19,239,093)	(19,337,497)	(98,404)
20,000,000	Canadian Dollar.	JPM	7/2/14	(18,816,269)	(19,322,907)	(506,638)
8,000,000	Canadian Dollar	NTC	8/8/14	(7,691,161)	(7,719,978)	(28,817)
50,000,000	European Union Euro	SSB	10/1/13	(65,236,500)	(67,682,976)	(2,446,476)
75,000,000	European Union Euro	SSB	10/8/13	(96,728,625)	(101,526,196)	(4,797,571)
130,000,000	European Union Euro	SSB	10/22/13	(168,950,597)	(175,984,743)	(7,034,146)
90,000,000	European Union Euro	SSB	10/24/13	(118,559,705)	(121,836,185)	(3,276,480)
100,000,000	European Union Euro	NTC	10/28/13	(130,645,007)	(135,374,858)	(4,729,851)
50,000,000	European Union Euro	NTC	10/31/13	(65,050,001)	(67,688,034)	(2,638,033)
50,000,000	European Union Euro	SSB	11/4/13	(64,980,501)	(67,688,767)	(2,708,266)
65,000,000	European Union Euro	NTC	12/2/13	(84,624,155)	(88,001,997)	(3,377,842)
50,000,000	European Union Euro	BNY	1/21/14	(66,947,498)	(67,703,450)	(755,952)
100,000,000	European Union Euro	JPM	2/3/14	(134,050,000)	(135,412,621)	(1,362,621)
55,000,000	European Union Euro	JPM	2/18/14	(73,931,548)	(74,480,572)	(549,024)
60,000,000	European Union Euro	NTC	2/24/14	(80,190,597)	(81,253,118)	(1,062,521)

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

September 30, 2013 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 9/30/13 (Note 2)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
80,000,000	European Union Euro	BNY	4/8/14	$(102,976,006)	$(108,354,248)	$(5,378,242)
20,000,000	European Union Euro	NTC	4/15/14	(26,089,001)	(27,089,358)	(1,000,357)
25,000,000	European Union Euro	NTC	7/2/14	(32,818,748)	(33,872,791)	(1,054,043)
90,000,000	European Union Euro	JPM	8/6/14	(119,456,996)	(121,959,978)	(2,502,982)
40,000,000	European Union Euro	BNY	8/13/14	(53,115,997)	(54,206,029)	(1,090,032)
70,000,000	European Union Euro	SSB	10/2/14	(94,723,303)	(94,884,428)	(161,125)
45,000,000	Great Britain Pound Sterling	NTC	10/22/13	(72,195,746)	(72,859,482)	(663,736)
30,000,000	Great Britain Pound Sterling	JPM	10/28/13	(47,931,897)	(48,570,468)	(638,571)
20,000,000	Great Britain Pound Sterling	SSB	12/2/13	(31,982,402)	(32,372,776)	(390,374)
25,000,000	Great Britain Pound Sterling	BNY	12/9/13	(39,998,250)	(40,463,975)	(465,725)
13,000,000	Great Britain Pound Sterling	NTC	2/18/14	(20,335,767)	(21,031,028)	(695,261)
25,000,000	Great Britain Pound Sterling	JPM	2/24/14	(38,661,250)	(40,442,635)	(1,781,385)
30,000,000	Great Britain Pound Sterling	SSB	3/11/14	(45,037,497)	(48,526,140)	(3,488,643)
45,000,000	Great Britain Pound Sterling	NTC	4/8/14	(68,176,796)	(72,775,341)	(4,598,545)
45,000,000	Great Britain Pound Sterling	NTC	4/15/14	(68,608,571)	(72,771,939)	(4,163,368)
25,000,000	Great Britain Pound Sterling	BNY	5/6/14	(38,652,250)	(40,423,185)	(1,770,935)
25,000,000	Great Britain Pound Sterling	BNY	5/7/14	(38,767,498)	(40,422,915)	(1,655,417)
25,000,000	Great Britain Pound Sterling	SSB	8/18/14	(38,716,998)	(40,394,846)	(1,677,848)
2,400,000,000	Japanese Yen	BNY	5/19/14	(29,809,961)	(24,506,390)	5,303,571
4,500,000,000	Japanese Yen	JPM	6/30/14	(53,078,556)	(45,973,298)	7,105,258
1,850,000,000	Japanese Yen	JPM	8/19/14	(20,030,750)	(18,911,805)	1,118,945
1,455,000,000	Japanese Yen	SSB	11/4/14	(14,959,132)	(14,895,440)	63,692
6,000,000,000	Japanese Yen	JPM	2/27/15	(61,811,064)	(61,600,180)	210,884
2,500,000,000	Japanese Yen	BNY	3/12/15	(25,137,755)	(25,675,043)	(537,288)
600,000,000	Mexican Peso	NTC	11/5/13	(44,107,917)	(45,433,893)	(1,325,976)
250,000,000	Mexican Peso	SSB	2/4/14	(19,098,548)	(18,799,431)	299,117
500,000,000	Mexican Peso	BNY	2/24/14	(38,102,786)	(37,540,838)	561,948
80,000,000	Norwegian Krone	BNY	11/4/13	(13,689,020)	(13,283,222)	405,798
155,000,000	Norwegian Krone	SSB	2/24/14	(27,482,270)	(25,628,893)	1,853,377
70,000,000	Norwegian Krone	BNY	5/28/14	(11,797,421)	(11,533,795)	263,626
24,000,000	Singapore Dollar	SSB	12/9/13	(19,668,746)	(19,128,688)	540,058
35,000,000	Singapore Dollar	JPM	2/18/14	(28,234,914)	(27,900,304)	334,610
37,000,000	Singapore Dollar	JPM	5/6/14	(29,923,170)	(29,500,233)	422,937
36,000,000	Singapore Dollar	JPM	5/28/14	(28,626,637)	(28,704,288)	(77,651)
30,000,000	Singapore Dollar	BNY	7/2/14	(23,437,500)	(23,922,062)	(484,562)
15,000,000	Singapore Dollar	SSB	8/6/14	(11,835,720)	(11,961,999)	(126,279)
17,000,000,000	South Korean Won	JPM	10/8/13	(15,017,668)	(15,809,713)	(792,045)
70,000,000	Swiss Franc	BNY	10/22/13	(75,504,261)	(77,425,724)	(1,921,463)
100,000,000	Swiss Franc	JPM	10/24/13	(109,110,747)	(110,609,937)	(1,499,190)
95,000,000	Swiss Franc	BNY	10/28/13	(103,055,878)	(105,082,788)	(2,026,910)
60,000,000	Swiss Franc	SSB	10/31/13	(64,731,902)	(66,369,626)	(1,637,724)
60,000,000	Swiss Franc	JPM	11/4/13	(64,693,514)	(66,371,681)	(1,678,167)
25,000,000	Swiss Franc	BNY	12/2/13	(27,124,381)	(27,661,167)	(536,786)
25,000,000	Swiss Franc	NTC	12/9/13	(27,150,304)	(27,663,374)	(513,070)
50,000,000	Swiss Franc	NTC	1/21/14	(55,096,419)	(55,351,824)	(255,405)
40,000,000	Swiss Franc	BNY	2/18/14	(43,806,812)	(44,293,541)	(486,729)
80,000,000	Swiss Franc	NTC	2/24/14	(87,052,090)	(88,592,262)	(1,540,172)
50,000,000	Swiss Franc	NTC	5/28/14	(51,616,100)	(55,431,205)	(3,815,105)
45,000,000	Swiss Franc	BNY	8/6/14	(48,515,951)	(49,933,478)	(1,417,527)
20,000,000	Swiss Franc	JPM	8/18/14	(21,786,967)	(22,196,144)	(409,177)
900,000,000	Thailand Baht	BNY	5/20/14	(29,654,036)	(28,403,732)	1,250,304
500,000,000	Thailand Baht	JPM	6/2/14	(16,382,700)	(15,768,781)	613,919
375,000,000	Thailand Baht	BNY	8/18/14	(11,781,338)	(11,777,647)	3,691

TOTAL				$(3,534,854,749)	$(3,603,838,424)	$(68,983,675)

Unrealized Depreciation on Forward Contracts (Net)						$(67,673,565)

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

September 30, 2013 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—78.0%

	Australia—0.4%
536,701	Metcash Ltd.	$1,605,897

	Brazil—1.8%
997,900	Banco Santander (Brasil) SA, ADR	6,935,405

	Finland—0.3%
14,447	Kone Oyj, Class B	1,289,736

	France—9.7%
194,310	CNP Assurances	3,502,230
125,921	Safran SA	7,761,611
138,058	SCOR SE	4,573,963
116,167	Teleperformance SA	5,623,267
215,300	Total SA	12,501,413
55,104	Vallourec SA	3,302,182

		37,264,666

	Germany—6.9%
158,568	Axel Springer AG	8,824,120
57,210	Henkel AG & Company, KGaA	5,070,172
26,726	Krones AG	2,273,776
29,038	Muenchener Rueckversicherungs AG	5,677,964
36,984	Siemens AG	4,458,666

		26,304,698

	Hong Kong—0.5%
258,300	Great Eagle Holdings Ltd.	922,601
20,587	Jardine Strategic Holdings Ltd.	696,870
109,796	Miramar Hotel & Investment	141,578
	Undisclosed Security(b)	295,112

		2,056,161

	Italy—2.2%
113,408	Buzzi Unicem SpA	1,768,498
50,853	Davide Campari-Milano SpA	441,248
240,000	Eni SpA	5,506,674
66,455	SOL SpA	552,337

		8,268,757

	Japan—3.2%
48,800	Canon, Inc.	1,556,627
51,200	Honda Motor Company Ltd.	1,948,861
61,700	Lintec Corporation	1,312,913
21,700	Mandom Corporation	758,532
111,400	Mitsubishi Tanabe Pharma Corporation	1,563,290
14,500	Nagase & Company Ltd.	184,270
96,000	NGK Spark Plug Company Ltd.	2,122,028
20,200	Nihon Kagaku Sangyo Company Ltd.	141,117
9,900	Nippon Kanzai Company Ltd.	177,973
23,900	SEC Carbon Ltd.	88,415
40,100	Shinko Shoji Company Ltd.	343,277
9,400	T. Hasegawa Company Ltd.	137,563
79,100	Takata Corporation	1,991,103
7,300	Tomen Electronics Corporation	80,867

		12,406,836

Shares		Value (Note 2)

	Mexico—0.2%
150,143	Arca Continental SAB de CV	$929,572

	Netherlands—8.6%
80,902	Akzo Nobel NV	5,319,618
58,943	Heineken Holding NV	3,730,514
57,932	Heineken NV	4,108,425
291,803	Royal Dutch Shell PLC, Class A	9,630,123
435,486	TNT Express NV	3,977,935
160,433	Unilever NV, CVA	6,244,756

		33,011,371

	New Zealand—0.2%
328,666	Nuplex Industries Ltd.	947,164

	Norway—0.6%
42,980	Schibsted ASA	2,215,372

	Singapore—2.8%
367,600	DBS Group Holdings Ltd.	4,810,514
950,893	Metro Holdings Ltd.	653,632
329,389	United Overseas Bank Ltd.	5,426,157

		10,890,303

	South Korea—1.1%
22,040	Daegu Department Store Company Ltd.	320,959
17,600	Samchully Company Ltd.	2,276,409
11,744	Samyang Genex Company Ltd.	983,516
5,585	Samyang Holdings Corporation	462,526

		4,043,410

	Spain—1.2%
388,765	Mediaset España Comunicacion SA(a)	4,478,423

	Switzerland—13.6%
157,355	ABB Ltd.	3,722,227
17,047	Coltene Holding AG	866,253
142,100	Nestle SA, Registered	9,939,536
129,444	Novartis AG, Registered	9,948,972
4,180	Phoenix Mecano AG	2,459,231
867	PubliGroupe SA, Registered	94,394
56,300	Roche Holding AG	15,185,590
18,059	Schindler Holding AG	2,624,222
2,135	Siegfried Holding AG	345,897
665	Tamedia AG	77,219
26,799	Zurich Insurance Group AG	6,902,391

		52,165,932

	Thailand—0.6%
369,189	Bangkok Bank Public Company Ltd., NVDR	2,313,333

	United Kingdom—15.5%
568,093	BAE Systems PLC	4,180,361
30,700	British American Tobacco PLC	1,628,938
426,833	Daily Mail & General Trust PLC, Class A	5,267,069
259,321	Diageo PLC, Sponsored ADR	8,251,944
2,527,360	G4S PLC	10,408,053
248,501	GlaxoSmithKline PLC	6,267,758

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

September 30, 2013 (Unaudited)

Shares		Value (Note 2)

	United Kingdom (continued)
1,134,750	Hays PLC	$2,175,745
213,814	Headlam Group PLC	1,336,532
704,223	HSBC Holdings PLC	7,633,996
112,821	Imperial Tobacco Group PLC	4,178,420
167,000	Pearson PLC	3,399,443
71,595	Provident Financial PLC	1,926,947
376,738	Tesco PLC	2,190,231
144,469	TT Electronics PLC	452,701

		59,298,138

	United States—8.6%
11,431	Baxter International, Inc.	750,902
29,399	ConocoPhillips	2,043,524
70,900	Halliburton Company	3,413,835
106,257	Johnson & Johnson	9,211,419
122,787	Joy Global, Inc.	6,267,048
5,598	MasterCard, Inc., Class A	3,766,222
50,165	National Oilwell Varco, Inc.	3,918,388
31,061	Philip Morris International, Inc.	2,689,572
14,700	Phillips 66	849,954

		32,910,864

	TOTAL COMMON STOCKS (Cost $242,350,309)	299,336,038

Shares		Value (Note 2)

	PREFERRED STOCKS—0.1%

	Germany—0.1%
648	KSB AG (Cost $341,191)	$390,823

	REGISTERED INVESTMENT COMPANY—21.4%
81,862,329	Dreyfus Government Prime Cash Management (Cost $81,862,329)	81,862,329

TOTAL INVESTMENTS (Cost $324,553,829)	99.5%	381,589,190
OTHER ASSETS AND LIABILITIES (Net)	0.5	1,997,071

NET ASSETS	100.0%	$383,586,261

(a)	Non-income producing security.
(b)	“Undisclosed Security” represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

Sector Diversification

September 30, 2013 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	11.1%
Energy	9.9
Capital Goods	9.6
Banks	7.1
Media	6.3
Insurance	5.4
Commercial Services & Supplies	4.8
Food	4.6
Beverage	4.6
Materials	2.7
Tobacco	2.2
Automobiles & Components	1.6
Household & Personal Products	1.4
Technology Hardware & Equipment	1.3
Transportation	1.0
Food & Staples Retailing	1.0
Software & Services	1.0
Retailing	0.7
Utilities	0.6
Diversified Financials	0.5
Health Care Equipment & Services	0.4
Real Estate	0.2

Total Common Stocks	78.0
Preferred Stocks	0.1
Registered Investment Company	21.4
Other Assets and Liabilities (Net)	0.5

Net Assets	100.0%

Portfolio Composition

September 30, 2013 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

September 30, 2013 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—91.0%

	Brazil—2.0%
1,760,350	Banco Santander (Brasil) SA, ADR	$12,234,433

	France—5.4%
360,300	CNP Assurances	6,494,023
448,700	Total SA	26,053,803

		32,547,826

	Germany—5.9%
164,718	Axel Springer AG	9,166,360
144,220	Henkel AG & Company, KGaA	12,781,335
36,000	Krones AG	3,062,783
53,330	Muenchener Rueckversicherungs AG	10,427,916

		35,438,394

	Japan—1.3%
148,100	Canon, Inc.	4,724,107
87,000	Honda Motor Company Ltd.	3,311,541

		8,035,648

	Netherlands—8.5%
72,500	Akzo Nobel NV	4,767,154
297,000	Heineken Holding NV	18,797,189
611,256	Royal Dutch Shell PLC, Class A	20,172,755
183,946	Unilever NV, ADR	6,938,443

		50,675,541

	Singapore—1.5%
539,000	United Overseas Bank Ltd.	8,879,163

	Spain—0.9%
460,000	Mediaset España Comunicacion SA(a)	5,299,023

	Switzerland—13.2%
298,000	Nestle SA, Registered, Sponsored ADR	20,740,800
304,545	Novartis AG, Registered	23,407,108
92,700	Roche Holding AG	25,003,627
38,415	Zurich Insurance Group AG	9,894,226

		79,045,761

	United Kingdom—5.6%
138,000	British American Tobacco PLC	7,322,262
143,583	Diageo PLC, Sponsored ADR	18,246,528
205,000	Unilever PLC, Sponsored ADR	7,908,900

		33,477,690

	United States—46.7%
94,535	3M Company	11,288,424
75,523	American National Insurance Company	7,404,275
568,045	Bank of New York Mellon Corporation/The	17,149,279
176,890	Baxter International, Inc.	11,619,904
80	Berkshire Hathaway Inc., Class A(a)	13,632,800
30,626	Berkshire Hathaway Inc., Class B(a)	3,476,357
627,475	Cisco Systems, Inc.	14,695,465
230,068	Comcast Corporation, Special Class A	9,978,049
211,695	ConocoPhillips	14,714,919
286,520	Devon Energy Corporation	16,549,395
129,850	Emerson Electric Company	8,401,295
12,250	Google Inc., Class A (a)	10,729,898

Shares		Value (Note 2)

	United States (continued)
307,865	Halliburton Company	$14,823,700
246,189	Johnson & Johnson	21,342,124
132,000	Joy Global, Inc.	6,737,280
445,800	Leucadia National Corporation	12,143,592
18,500	MasterCard, Inc., Class A	12,446,430
36,818	National Western Life Insurance Company, Class A	7,428,768
94,800	Philip Morris International, Inc.	8,208,732
123,132	UniFirst Corporation	12,857,443
88,835	Union Pacific Corporation	13,799,629
163,415	Wal-Mart Stores, Inc.	12,086,173
437,085	Wells Fargo & Company	18,060,352

		279,574,283

	TOTAL COMMON STOCKS (Cost $312,381,070)	545,207,762

	REGISTERED INVESTMENT COMPANY—7.2%
42,789,619	Dreyfus Government Prime Cash Management (Cost $42,789,619)	42,789,619

Face Value

	U.S. TREASURY BILL—2.3%
$14,000,000	0.070%(b) due 12/12/13(c) (Cost $13,998,054)	13,999,650

TOTAL INVESTMENTS (Cost $369,168,743)	100.5%	601,997,031
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(0.6)	(3,503,478)
OTHER ASSETS AND LIABILITIES (Net)	0.1	381,287

NET ASSETS	100.0%	$598,874,840

(a)	Non-income producing security.
(b)	Rate represents annualized yield at date of purchase.
(c)	This security has been segregated to cover certain open forward contracts. At September 30, 2013, liquid assets totaling $13,999,650 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Sector Diversification

September 30, 2013 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Energy	15.4%
Pharmaceuticals, Biotechnology & Life Sciences	11.6
Insurance	9.8
Banks	6.5
Beverage	6.2
Food	6.0
Capital Goods	5.0
Diversified Financials	4.9
Media	4.1
Software & Services	3.9
Technology Hardware & Equipment	3.2
Tobacco	2.6
Transportation	2.3
Commercial Services & Supplies	2.1
Household & Personal Products	2.1
Food & Staples Retailing	2.0
Health Care Equipment & Services	1.9
Materials	0.8
Automobiles & Components	0.6

Total Common Stocks	91.0
Registered Investment Company	7.2
U.S. Treasury Bill	2.3
Unrealized Depreciation on Forward Contracts (Net)	(0.6)
Other Assets and Liabilities (Net)	0.1

Net Assets	100.0%

Portfolio Composition

September 30, 2013 (Unaudited)

Schedule of Forward Exchange Contracts

September 30, 2013 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 9/30/13 (Note 2)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
10,000,000	Mexican Peso	JPM	1/21/14	$804,622	$752,792	$(51,830)
6,000,000	Mexican Peso	JPM	1/21/14	456,825	451,675	(5,150)

TOTAL				$1,261,447	$1,204,467	$(56,980)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
7,000,000	European Union Euro	SSB	11/4/13	$(9,097,270)	$(9,476,427)	$(379,157)
5,000,000	European Union Euro	NTC	12/2/13	(6,509,550)	(6,769,384)	(259,834)
10,000,000	European Union Euro	BNY	12/9/13	(13,058,100)	(13,539,000)	(480,900)
23,000,000	European Union Euro	NTC	2/24/14	(30,739,729)	(31,147,029)	(407,300)
10,000,000	European Union Euro	BNY	4/8/14	(12,872,001)	(13,544,281)	(672,280)
4,000,000	European Union Euro	NTC	9/22/14	(5,312,000)	(5,421,514)	(109,514)
4,000,000	Great Britain Pound Sterling	NTC	10/22/13	(6,417,399)	(6,476,398)	(58,999)
3,000,000	Great Britain Pound Sterling	BNY	12/9/13	(4,799,790)	(4,855,677)	(55,887)
4,000,000	Great Britain Pound Sterling	BNY	5/6/14	(6,184,360)	(6,467,710)	(283,350)
2,500,000	Great Britain Pound Sterling	NTC	9/22/14	(3,921,250)	(4,038,522)	(117,272)
160,000,000	Japanese Yen	JPM	7/16/14	(1,806,766)	(1,634,929)	171,837
260,000,000	Japanese Yen	JPM	8/19/14	(2,815,132)	(2,657,875)	157,257
16,000,000	Mexican Peso	JPM	1/21/14	(1,218,492)	(1,204,466)	14,026
7,000,000	Singapore Dollar	SSB	12/9/13	(5,736,717)	(5,579,200)	157,517
9,250,000	Swiss Franc	BNY	10/22/13	(9,977,349)	(10,231,256)	(253,907)
8,000,000	Swiss Franc	JPM	11/4/13	(8,625,802)	(8,849,557)	(223,755)
7,500,000	Swiss Franc	BNY	12/2/13	(8,137,314)	(8,298,350)	(161,036)
7,000,000	Swiss Franc	NTC	2/24/14	(7,617,058)	(7,751,823)	(134,765)
3,500,000	Swiss Franc	BNY	4/8/14	(3,709,120)	(3,877,691)	(168,571)
5,000,000	Swiss Franc	NTC	9/22/14	(5,370,973)	(5,551,581)	(180,608)

TOTAL				$(153,926,172)	$(157,372,670)	$(3,446,498)

Unrealized Depreciation on Forward Contracts (Net)						$(3,503,478)

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon	NTC	—	Northern Trust Company
JPM	—	JPMorgan Chase Bank NA	SSB	—	State Street Bank and Trust Company

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

September 30, 2013 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—88.9%

	Australia—0.9%
2,310,000	Metcash Ltd.	$6,911,897

	Brazil—1.6%
1,667,680	Banco Santander (Brasil) SA, ADR	11,590,376

	Canada—0.8%
187,800	Cenovus Energy, Inc.	5,616,278

	France—8.4%
458,685	CNP Assurances	8,267,308
562,000	SCOR SE	18,619,474
605,000	Total SA	35,129,376

		62,016,158

	Germany—8.9%
450,500	Axel Springer AG	25,069,788
107,000	Muenchener Rueckversicherungs AG	20,922,314
160,500	Siemens AG	19,349,338

		65,341,440

	Italy—1.4%
457,200	Eni SpA	10,490,213

	Japan—0.4%
183,000	Mitsubishi Tanabe Pharma Corporation	2,568,061

	Mexico—0.4%
476,115	Arca Continental SAB de CV	2,947,745

	Netherlands—8.2%
222,000	Akzo Nobel NV	14,597,355
765,171	Royal Dutch Shell PLC, Class A	25,252,279
529,000	Unilever NV, CVA	20,590,999

		60,440,633

	Singapore—3.9%
873,000	DBS Group Holdings Ltd.	11,424,316
1,037,000	United Overseas Bank Ltd.	17,082,917

		28,507,233

	Switzerland—15.5%
755,525	ABB Ltd.	17,871,916
246,000	Nestle SA, Registered	17,207,078
389,200	Novartis AG, Registered	29,913,630
107,000	Roche Holding AG	28,860,713
76,260	Zurich Insurance Group AG	19,641,641

		113,494,978

	Thailand—0.3%
386,200	Bangkok Bank Public Company Ltd., NVDR	2,419,923

Shares		Value (Note 2)

	United Kingdom—20.4%
1,783,900	BAE Systems PLC	$13,126,981
172,000	British American Tobacco PLC	9,126,298
856,700	Daily Mail & General Trust PLC, Class A	10,571,576
510,700	Diageo PLC, Sponsored ADR	16,251,162
4,667,000	G4S PLC	19,219,415
703,273	GlaxoSmithKline PLC	17,738,137
2,275,750	HSBC Holdings PLC	24,669,837
384,575	Imperial Tobacco Group PLC	14,243,057
371,400	Pearson PLC	7,560,198
264,615	Provident Financial PLC	7,121,992
1,770,143	Tesco PLC	10,291,029

		149,919,682

	United States—17.8%
100,700	Automatic Data Processing, Inc.	7,288,666
1,174,255	Cisco Systems, Inc.	27,501,052
221,100	ConocoPhillips	15,368,661
247,700	Emerson Electric Company	16,026,190
313,625	Johnson & Johnson	27,188,151
50,970	Lockheed Martin Corporation	6,501,224
111,405	Philip Morris International, Inc.	9,646,559
270,500	Sysco Corporation	8,610,015
304,900	Wells Fargo & Company	12,598,468

		130,728,986

	TOTAL COMMON STOCKS (Cost $509,112,877)	652,993,603

	REGISTERED INVESTMENT COMPANY—10.1%
74,264,214	Dreyfus Government Prime Cash Management (Cost $74,264,214)	74,264,214

Face Value

	U.S. TREASURY BILL—0.8%
$6,000,000	0.070%(a) due 12/12/13 (Cost $5,999,166)	5,999,850

TOTAL INVESTMENTS (Cost $589,376,257)	99.8%	733,257,667
OTHER ASSETS AND LIABILITIES (Net)	0.2	1,513,296

NET ASSETS	100.0%	$734,770,963

(a)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

September 30, 2013 (Unaudited)

Sector Diversification	Percentage of Net Assets

Common Stocks:
Pharmaceuticals, Biotechnology & Life Sciences	14.5%
Energy	12.5
Banks	10.9
Capital Goods	9.9
Insurance	9.2
Media	5.9
Food	5.1
Tobacco	4.5
Technology Hardware & Equipment	3.7
Food & Staples Retailing	3.5
Commercial Services & Supplies	2.6
Beverage	2.6
Materials	2.0
Software & Services	1.0
Diversified Financials	1.0

Total Common Stocks	88.9
Registered Investment Company	10.1
U.S. Treasury Bill	0.8
Other Assets and Liabilities (Net)	0.2

Net Assets	100.0%

Portfolio Composition

September 30, 2013 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Assets and Liabilities

September 30, 2013 (Unaudited)

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund

ASSETS
Investments, at cost(a)	$4,530,852,677	$324,553,829	$369,168,743	$589,376,257

Investments in unaffiliated issuers, at value (Note 2)	$6,730,943,068	$381,589,190	$601,997,031	$733,257,667
Investments in affiliated issuers, at value (Note 4)	142,842,651	—	—	—
Foreign currency(b)	1,058,668	22,300	100,642	163,101
Dividends and interest receivable	11,105,411	681,283	569,290	1,311,697
Receivable for investment securities sold	1,120,558	131,602	—	—
Recoverable foreign withholding taxes	8,056,485	297,381	609,241	900,389
Receivable for Fund shares sold	21,724,317	2,923,688	163,391	468,643
Unrealized appreciation of forward exchange contracts (Note 2)	21,964,228	—	500,637	—
Prepaid expense	209,035	9,833	20,823	24,290

Total Assets	$6,939,024,421	$385,655,277	$603,961,055	$736,125,787

LIABILITIES
Unrealized depreciation of forward exchange contracts (Note 2)	$89,637,793	$—	$4,004,115	$—
Payable for Fund shares redeemed	2,878,602	1,633,688	518,211	612,123
Investment advisory fee payable (Note 3)	4,371,589	230,098	392,878	474,754
Shareholder servicing and administration fees payable (Note 3)	297,347	14,403	29,286	33,422
Accrued foreign capital gains taxes	3,470,199	116,295	—	96,373
Accrued expenses and other payables	1,222,536	74,532	141,725	138,152

Total Liabilities	101,878,066	2,069,016	5,086,215	1,354,824

NET ASSETS	$6,837,146,355	$383,586,261	$598,874,840	$734,770,963

NET ASSETS consist of
Undistributed net investment income	$73,793,332	$3,821,083	$5,280,480	$4,183,161
Accumulated net realized gain (loss) on securities, forward exchange contracts and foreign currencies	193,471,196	(3,214,474)	23,650,969	(1,717,760)
Net unrealized appreciation of securities, forward exchange contracts, foreign currencies and net other assets	2,275,711,125	57,059,147	229,343,556	143,936,946
Paid-in capital	4,294,170,702	325,920,505	340,599,835	588,368,616

Total Net Assets	$6,837,146,355	$383,586,261	$598,874,840	$734,770,963

CAPITAL STOCK (common stock outstanding)	257,618,582	26,992,739	26,186,895	64,941,517

NET ASSET VALUE offering and redemption price per share	$26.54	$14.21	$22.87	$11.31

(a)

Includes investments in affiliated issuers for Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund of $92,276,490, $0, $0 and $0, respectively (Note 4).

(b)

Foreign currency held at cost for the Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund was $1,064,073, $22,517, $100,642 and $163,012, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Operations

For the Six Months Ended September 30, 2013 (Unaudited)

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund

INVESTMENT INCOME
Dividends(a)	$115,012,023	$5,761,036	$8,658,231	$15,303,386
Less foreign withholding taxes	(10,529,759)	(465,673)	(581,763)	(982,939)
Interest	60,063	—	5,958	9,431

Total Investment Income	104,542,327	5,295,363	8,082,426	14,329,878

EXPENSES
Investment advisory fee (Note 3)	39,846,321	2,056,527	3,821,550	4,484,806
Transfer agent fees (Note 3)	980,885	32,084	131,846	78,870
Custodian fees (Note 3)	812,870	50,082	42,008	95,464
Fund administration and accounting fees (Note 3)	712,285	38,056	69,599	81,420
Legal and audit fees	239,426	19,690	31,200	34,639
Shareholder servicing and administration fees (Note 3)	188,979	9,736	18,150	21,285
Directors’ fees and expenses (Note 3)	176,999	8,659	18,222	22,162
Other	433,902	54,817	60,498	75,869

Total expenses before waivers	43,391,667	2,269,651	4,193,073	4,894,515

Investment advisory fees waived (Note 3)	—	(15,698)	—	(10,594)

Net Expenses	43,391,667	2,253,953	4,193,073	4,883,921

NET INVESTMENT INCOME	61,150,660	3,041,410	3,889,353	9,445,957

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Securities(a)	20,266,684	921,901	15,677,334	8,008,226
Forward exchange contracts(b)	20,254,798	—	394,663	—
Foreign currencies and net other assets	(893,662)	(96,296)	(3,735)	9,649

Net realized gain on investments during the period	39,627,820	825,605	16,068,262	8,017,875

Net unrealized appreciation (depreciation) of:
Securities(c)	396,339,992	22,328,352	19,710,440	30,044,726
Forward exchange contracts(b)	(141,688,399)	—	(7,270,906)	—
Foreign currencies and net other assets	1,083,394	42,823	62,987	87,571

Net unrealized appreciation of investments	255,734,987	22,371,175	12,502,521	30,132,297

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	295,362,807	23,196,780	28,570,783	38,150,172

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$356,513,467	$26,238,190	$32,460,136	$47,596,129

(a)	Dividend income and net realized gain (loss) on securities from affiliated issuers for Global Value Fund were $3,517,851 and $0, respectively (Note 4).
(b)	Primary risk exposure being hedged is currency risk.
(c)	Net of accrued foreign capital gain taxes of $3,470,199, $116,295, $0 and $96,373, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Changes in Net Assets

	Global Value Fund		Global Value Fund II – Currency Unhedged
	Six Months Ended 9/30/2013 (Unaudited)	Year Ended 3/31/2013	Six Months Ended 9/30/2013 (Unaudited)	Year Ended 3/31/2013
INVESTMENT ACTIVITIES:
Net investment income	$61,150,660	$73,761,400	$3,041,410	$4,533,435

Net realized gain on securities, forward exchange contracts and currency transactions	39,627,820	433,091,114	825,605	7,394,470

Net unrealized appreciation of securities, forward exchange contracts, foreign currencies and net other assets	255,734,987	352,876,491	22,371,175	23,281,371

Net increase in net assets resulting from operations	356,513,467	859,729,005	26,238,190	35,209,276

DISTRIBUTIONS:
Dividends to shareholders from net investment income	—	(71,689,334)	—	(4,160,542)

Distributions to shareholders from net realized gain on investments	—	(468,238,209)	—	(213,860)

Total distributions	—	(539,927,543)	—	(4,374,402)

Net increase (decrease) in net assets from Fund share transactions (Note 5)	554,883,534	846,388,388	74,951,809	(23,800,594)

Redemption fees	120,693	166,171	21,549	3,110

Net increase in net assets	911,517,694	1,166,356,021	101,211,548	7,037,390

NET ASSETS
Beginning of period/year	5,925,628,661	4,759,272,640	282,374,713	275,337,323

End of period/year	$6,837,146,355	$5,925,628,661	$383,586,261	$282,374,713

Undistributed net investment income at end of period/year	$73,793,332	$12,642,672	$3,821,083	$779,673

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Changes in Net Assets

	Value Fund		Worldwide High Dividend Yield Value Fund
	Six Months Ended 9/30/2013 (Unaudited)	Year Ended 3/31/2013	Six Months Ended 9/30/2013 (Unaudited)	Year Ended 3/31/2013
INVESTMENT ACTIVITIES:
Net investment income	$3,889,353	$5,458,935	$9,445,957	$11,649,280

Net realized gain on securities, forward exchange contracts and currency transactions	16,068,262	19,888,002	8,017,875	(2,014,364)

Net unrealized appreciation of securities, forward exchange contracts, foreign currencies and net other assets	12,502,521	63,607,427	30,132,297	63,700,948

Net increase in net assets resulting from operations	32,460,136	88,954,364	47,596,129	73,335,864

DISTRIBUTIONS:
Dividends to shareholders from net investment income	—	(5,292,473)	(7,831,409)	(9,382,356)

Distributions to shareholders from net realized gain on investments	—	(19,218,623)	—	—

Total distributions	—	(24,511,096)	(7,831,409)	(9,382,356)

Net increase (decrease) in net assets from Fund share transactions (Note 5)	(33,920,437)	55,832,219	28,110,074	65,574,067

Redemption fees	—	—	45,393	14,302

Net increase (decrease) in net assets	(1,460,301)	120,275,487	67,920,187	129,541,877

NET ASSETS
Beginning of period/year	600,335,141	480,059,654	666,850,776	537,308,899

End of period/year	$598,874,840	$600,335,141	$734,770,963	$666,850,776

Undistributed net investment income at end of period/year	$5,280,480	$1,391,127	$4,183,161	$2,568,613

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Financial Highlights

Tweedy, Browne Global Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/13 (Unaudited)		Year Ended 3/31/13	Year Ended 3/31/12	Year Ended 3/31/11	Year Ended 3/31/10	Year Ended 3/31/09
Net asset value, beginning of period/year	$25.11		$23.79	$24.16	$22.13	$14.15	$27.21

Income from investment operations:
Net investment income	0.23		0.35	0.42	0.26	0.33	0.66	(a)(b)
Net realized and unrealized gain (loss) on investments	1.20		3.61	0.19	2.08	7.98	(10.90)

Total from investment operations	1.43		3.96	0.61	2.34	8.31	(10.24)

Distributions:
Dividends from net investment income	—		(0.35)	(0.42)	(0.25)	(0.33)	(0.75)
Distributions from net realized gains	—		(2.29)	(0.56)	(0.06)	—	(2.07)

Total distributions	—		(2.64)	(0.98)	(0.31)	(0.33)	(2.82)

Redemption fees(c)	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period/year	$26.54		$25.11	$23.79	$24.16	$22.13	$14.15

Total return(d)	5.70%		17.48%	2.92%	10.59%	58.85%	(38.57)%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$6,837,146		$5,925,629	$4,759,273	$4,749,331	$4,305,821	$3,094,360
Ratio of operating expenses to average net assets	1.36	%(e)	1.38%	1.38%	1.39%	1.40%	1.40%
Ratio of net investment income to average net assets	1.92	%(e)	1.45%	1.80%	1.16%	1.62%	3.05	%(b)
Portfolio turnover rate	2%		16%	9%	12%	7%	16%

(a)	Net investment income per share was calculated using the average shares method.
(b)

For year ended 3/31/09, investment income per share reflects a special dividend which amounted to $0.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.42% per share.

(c)	Amount represents less than $0.01 per share.
(d)	Total return represents aggregate total return for the periods indicated.
(e)	Annualized.

Tweedy, Browne Global Value Fund II – Currency Unhedged

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/13 (Unaudited)		Year Ended 3/31/13	Year Ended 3/31/12	Year Ended 3/31/11	Period Ended 3/31/10(a)
Net asset value, beginning of period/year	$13.18		$11.69	$11.52	$10.27	$10.00

Income from investment operations:
Net investment income	0.11		0.23	0.10	0.08	0.00	(b)
Net realized and unrealized gain (loss) on investments	0.92		1.49	0.20	1.25	0.27

Total from investment operations	1.03		1.72	0.30	1.33	0.27

Distributions:
Dividends from net investment income	—		(0.22)	(0.08)	(0.07)	0.00	(b)
Distributions from net realized gains	—		(0.01)	(0.05)	(0.01)	—

Total distributions	—		(0.23)	(0.13)	(0.08)	0.00	(b)

Redemption fees(b)	0.00		0.00	0.00	0.00	0.00

Net asset value, end of period/year	$14.21		$13.18	$11.69	$11.52	$10.27

Total return(c)	7.82%		14.77%	2.68%	13.00%	2.74%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$383,586		$282,375	$275,337	$95,155	$34,575
Ratio of operating expenses to average net assets	1.37	%(d)	1.37%	1.37%	1.37%	1.37	%(d)
Ratio of operating expenses to average net assets excluding recoupments and/or waivers of expenses	1.38	%(d)	1.39%	1.40%	1.58%	2.56	%(d)
Ratio of net investment income to average net assets	1.85	%(d)	1.74%	1.07%	0.97%	0.04	%(d)
Portfolio turnover rate	2%		28%	5%	2%	0%

(a)	Commenced operations on October 26, 2009.
(b)	Amount represents less than $0.01 per share.
(c)	Total return represents aggregate total return for the periods indicated.
(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Financial Highlights

Tweedy, Browne Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/13 (Unaudited)		Year Ended 3/31/13	Year Ended 3/31/12	Year Ended 3/31/11	Year Ended 3/31/10	Year Ended 3/31/09
Net asset value, beginning of period/year	$21.68		$19.35	$19.46	$19.03	$12.73	$20.90

Income from investment operations:
Net investment income	0.15		0.20	0.27	0.19	0.24	0.18
Net realized and unrealized gain(loss) on investments	1.04		3.05	0.31	1.45	6.27	(6.22)

Total from investment operations	1.19		3.25	0.58	1.64	6.51	(6.04)

Distributions:
Dividends from net investment income	—		(0.20)	(0.25)	(0.20)	(0.21)	(0.20)
Distributions from net realized gains	—		(0.72)	(0.44)	(1.01)	—	(1.93)

Total distributions	—		(0.92)	(0.69)	(1.21)	(0.21)	(2.13)

Net asset value, end of period/year	$22.87		$21.68	$19.35	$19.46	$19.03	$12.73

Total return(a)	5.49%		17.24%	3.26%	8.77%	51.18%	(30.01)%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$598,875		$600,335	$480,060	$467,526	$403,043	$304,787
Ratio of operating expenses to average net assets	1.37	%(b)	1.39%	1.40%	1.39%	1.42%	1.41%
Ratio of net investment income to average net assets	1.27	%(b)	1.04%	1.42%	1.02%	1.40%	1.02%
Portfolio turnover rate	4%		8%	10%	11%	11%	37%

(a)	Total return represents aggregate total return for the periods indicated.
(b)	Annualized.

Tweedy, Browne Worldwide High Dividend Yield Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/13 (Unaudited)		Year Ended 3/31/13	Year Ended 3/31/12	Year Ended 3/31/11	Year Ended 3/31/10	Year Ended 3/31/09
Net asset value, beginning of period/year	$10.67		$9.75	$9.52	$8.62	$6.09	$9.70

Income from investment operations:
Net investment income	0.14		0.19	0.20	0.18	0.20	0.22
Net realized and unrealized gain (loss) on investments	0.62		0.89	0.21	0.91	2.53	(3.57)

Total from investment operations	0.76		1.08	0.41	1.09	2.73	(3.35)

Distributions:
Dividends from net investment income	(0.12)		(0.16)	(0.18)	(0.19)	(0.20)	(0.26)

Redemption fees(a)	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period/year	$11.31		$10.67	$9.75	$9.52	$8.62	$6.09

Total return(b)	7.20%		11.32%	4.35%	13.03%	45.19%	(35.25)%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$734,771		$666,851	$537,309	$290,090	$145,094	$79,913
Ratio of operating expenses to average net assets	1.36	%(c)	1.37%	1.37%	1.37%	1.37%	1.37%
Ratio of operating expenses to average net assets excluding recoupments and/or waivers of expenses	1.36	%(c)	1.37%	1.37%	1.39%	1.46%	1.54%
Ratio of net investment income to average net assets	2.63	%(c)	1.88%	2.11%	2.00%	2.36%	2.99%
Portfolio turnover rate	3%		12%	6%	16%	18%	38%

(a)	Amount represents less than $0.01 per share.
(b)	Total return represents aggregate total return for the periods indicated.
(c)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

1. Organization

Tweedy, Browne Fund Inc. (the “Company”) is an open-end management investment company registered with the United States (“U.S.”) Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was organized as a Maryland corporation on January 28, 1993. Tweedy, Browne Global Value Fund (“Global Value Fund”), Tweedy, Browne Global Value Fund II – Currency Unhedged (“Global Value Fund II – Currency Unhedged”), Tweedy, Browne Value Fund (“Value Fund”), and Tweedy, Browne Worldwide High Dividend Yield Value Fund (“Worldwide High Dividend Yield Value Fund”), (each a “Fund” and together, the “Funds”), are each a diversified series of the Company.

The Funds commenced operations as follows:

Fund	Commencement of Operations
Global Value Fund	06/15/93
Global Value Fund II – Currency Unhedged	10/26/09
Value Fund	12/08/93
Worldwide High Dividend Yield Value Fund	09/05/07

Global Value Fund and Global Value Fund II – Currency Unhedged seek long-term capital growth by investing primarily in foreign equity securities that Tweedy, Browne Company LLC (the “Investment Adviser”) believes are undervalued. Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that the Investment Adviser believes are undervalued. Worldwide High Dividend Yield Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that the Investment Adviser believes to have above-average dividend yields and valuations that are reasonable.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Portfolio Valuation Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Funds’ Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds’ asset due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Funds’ use of fair value pricing may cause the net asset value of the Funds’ shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds’ Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized utilizing values at the end of the period. The following is a summary of the inputs used to value the Funds’ assets carried at fair value as of September 30, 2013. See each Funds’ respective Portfolio of Investments for details on portfolio holdings.

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

	Global Value Fund
	Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Switzerland	$1,134,418,123	$1,132,153,218	$1,832,458	$432,447
All Other Countries	4,548,916,308	4,548,916,308	—	—
Preferred Stocks	11,801,083	11,801,083	—	—
Registered Investment Company	1,053,651,498	1,053,651,498	—	—
U.S. Treasury Bill	124,998,707	—	124,998,707	—

Total Investments in Securities	6,873,785,719	6,746,522,107	126,831,165	432,447
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	21,964,228	—	21,964,228	—
Liability
Unrealized depreciation of forward exchange contracts	(89,637,793)	—	(89,637,793)	—

Total	$6,806,112,154	$6,746,522,107	$59,157,600	$432,447

	Global Value Fund II – Currency Unhedged
	Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Japan	$12,406,836	$12,265,719	$141,117	$—
Singapore	10,890,303	10,236,671	653,632	—
All Other Countries	276,038,899	276,038,899	—	—
Preferred Stocks	390,823	390,823	—	—
Registered Investment Company	81,862,329	81,862,329	—	—

Total	$381,589,190	$380,794,441	$794,749	$—

	Value Fund
	Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$545,207,762	$545,207,762	$—	$—
Registered Investment Company	42,789,619	42,789,619	—	—
U.S. Treasury Bill	13,999,650	—	13,999,650	—

Total Investments in Securities	601,997,031	587,997,381	13,999,650	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	500,637	—	500,637	—
Liability
Unrealized depreciation of forward exchange contracts	(4,004,115)	—	(4,004,115)	—

Total	$598,493,553	$587,997,381	$10,496,172	$—

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

	Worldwide High Dividend Yield Value Fund
	Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$652,993,603	$652,993,603	$—	$—
Registered Investment Company	74,264,214	74,264,214	—	—
U.S. Treasury Bill	5,999,850	—	5,999,850	—

Total	$733,257,667	$727,257,817	$5,999,850	$—

The following is a reconciliation of Global Value Fund’s Level 3 investment. The Level 3 security listed below was fair valued pursuant to the Funds’ fair value procedures. It is a low volume security and its market price was determined based on a review of various market quotes. Transfers in and out of Level 3 are recognized at the end of the reporting period.

Equity Securities
Balance as of March 31, 2013	$479,434
Change in unrealized appreciation (depreciation)	(46,987)

Balance as of September 30, 2013	$432,447

The net unrealized losses presented in the table above relate to investments that were held during the six months ended September 30, 2013. Global Value Fund presents these losses on the Statements of Operations as net unrealized appreciation of securities.

Transfers between Level 1 and Level 2 are recognized at the end of the reporting period. As of September 30, 2013, a security with an end of period value of $1,832,458 held by Global Value Fund and a security with an end of period value of $653,632 held by Global Value Fund II – Currency Unhedged were both transferred from Level 1 into Level 2 due to a mean price being used.

Foreign Currency The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/(depreciation) of securities. All other unrealized gains and losses, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/(depreciation) of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss on the Fund’s Statement of Operations. When the contract is closed, each Fund records a realized gain or loss on the Statement of Operations equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. The difference between the value of open contracts at September 30, 2013 and the value of the contracts at the time they were opened is included on the Statement of Assets and Liabilities under unrealized appreciation/(depreciation) of forward exchange contracts.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions and Investment Income Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. In the case of certain foreign securities, dividend income is recorded as soon after the ex-date as the Funds become aware of such dividend.

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

Foreign Taxes The Funds may be subject to foreign taxes on dividend and interest income, gains on investments or currency purchase/repatriation, a portion of which may be recoverable. The Funds’ custodian applies for refunds on behalf of each Fund where available. The Funds will accrue such taxes and recoveries as applicable, based on their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Dividends and Distributions to Shareholders Dividends from net investment income, if any, will be declared and paid annually for Global Value Fund, Global Value Fund II – Currency Unhedged, and Value Fund and semi-annually for Worldwide High Dividend Yield Value Fund. Distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually for each of the Funds. Additional distributions of net investment income and capital gains from the Funds may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Federal Income Taxes    Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds are not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. In addition, utilization of any capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership changes. Each of the Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Expenses Expenses directly attributable to each Fund as a diversified series of the Company are charged to such Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation method.

3. Investment Advisory Fee, Other Related Party Transactions and Administration Fee

The Company, on behalf of each Fund, has entered into separate investment advisory agreements with the Investment Adviser (each, an “Advisory Agreement”). Under each Advisory Agreement, the Company pays the Investment Adviser a fee at the annual rate of 1.25% of the value of each Fund’s average daily net assets. The fee is payable monthly, provided each Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the six months ended September 30, 2013, the Investment Adviser received $39,846,321, $2,056,527, $3,821,550 and $4,484,806 in fees from Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.

The Investment Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund to the extent necessary to maintain the total annual fund operating expenses for each Fund (excluding fees and expenses from investments in other investment companies, brokerage costs, interest, taxes and extraordinary expenses) at no more than 1.37% of each Fund’s average daily net assets. This arrangement will continue at least through December 31, 2014 for Global Value II – Currency Unhedged and will terminate on December 31, 2013 for Worldwide High Dividend Yield Value Fund. During the six months ended September 30, 2013, the Investment Adviser waived $15,698 and $10,594 for Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund, respectively. In this arrangement, Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund have each agreed, during the two-year period following any waiver or reimbursement by the Investment Adviser, to repay such amount to the extent that after giving effect to such repayment the Fund’s adjusted total annual fund operating expenses would not exceed 1.37% of the Fund’s average daily net assets on an annualized basis. At September 30, 2013, the amount of potential recovery expiring March 31, 2014, March 31, 2015 and March 31, 2016 on Global Value Fund II – Currency Unhedged was $53,134, $62,911 and $15,698, respectively. At September 30, 2013, the amount of potential recovery expiring March 31, 2016 on Worldwide High Dividend Yield Value Fund was $10,594.

The Investment Adviser is reimbursed by the Funds for the cost of settling transactions in U.S. securities for the Funds through its clearing broker. For the six months ended September 30, 2013, Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund reimbursed the Investment Adviser $705, $255, $285 and $135, respectively, for such transaction costs.

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

As of September 30, 2013, the current and retired managing directors and their families, as well as employees of the Investment Adviser, have approximately $113.3 million, $5.0 million, $66.1 million and $6.9 million of their own money invested in Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.

The Company pays the Investment Adviser for certain shareholder servicing and administration services provided to the Funds at an annual amount of $475,000, which is allocated pro-rata based on the relative average net assets of the Funds. During the six months ended September 30, 2013, these accrued expenses totaled $238,151.

No officer, director or employee of the Investment Adviser, BNY Mellon or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Independent Director $100,000 annually, to be paid quarterly in $25,000 increments plus out-of-pocket expenses for their services as directors. The Lead Independent Director receives an additional annual fee of $20,000. The annual fee of $100,000 paid to each Independent Director, and the annual fee of $20,000 paid to the Lead Independent Director, is divided proportionately between the Funds.

The Company, on behalf of the Funds, has entered into an administration agreement (the “Administration Agreement”) with BNY Mellon Investment Servicing (US) Inc. (“BNY

Mellon”), an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation. Under the Administration Agreement, the Company pays BNY Mellon an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the aggregate average daily net assets of the Funds, allocated according to each Fund’s net assets:

	Up to $1 Billion	Between $1 Billion and $5 Billion	Between $5 Billion and $10 Billion	Exceeding $10 Billion
Administration Fees	0.0300%	0.0180%	0.0100%	0.0090%
Accounting Fees	0.0075%	0.0060%	0.0050%	0.0040%

Bank of New York Mellon Asset Servicing, an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the Funds’ custodian pursuant to a custody agreement (the “Custody Agreement”). BNY Mellon also serves as the Funds’ transfer agent. The Investment Adviser also serves as the distributor to the Funds and pays all distribution fees. No distribution fees are paid by the Funds.

At September 30, 2013, two shareholders owned 10.2% and 6.6%, respectively, of Global Value Fund II – Currency Unhedged’s outstanding shares; one shareholder owned 9.4% of Value Fund’s outstanding shares; and one shareholder owned 6.7% of Worldwide High Dividend Yield Value Fund’s outstanding shares. Investment activities of these shareholders could have an impact on each respective Fund.

4. Securities Transactions

The 1940 Act defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers, which may be deemed “affiliated companies”, owned by Global Value Fund, as well as transactions that occurred in the securities of such issuers during the six months ended September 30, 2013:

Shares Held at 3/31/13	Name of Issuer	Value at 3/31/13	Purchase Cost	Sales Proceeds	Value at 9/30/13	Shares Held at 9/30/13	Dividend Income 4/1/13 to 9/30/13	Net Realized Gain (Loss) 4/1/13 to 9/30/13
218,165	Coltene Holding AG	$10,528,687	$—	$—	$11,086,184	218,165	$421,711	$—
53,473	Phoenix Mecano AG	26,653,209	—	—	31,459,924	53,473	569,794	—
185,918	PubliGroupe SA, Registered	28,213,123	—	—	20,241,777	185,918	1,591,764	—
248,117	Siegfried Holding AG	32,359,100	—	—	40,198,109	248,117	318,065	—
4,795,392	SOL SpA	28,313,232	—	—	39,856,657	4,795,392	616,517	—
		$126,067,351	$—	$—	$142,842,651		$3,517,851	$—

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended September 30, 2013, are as follows:

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund
Purchases	$454,170,676	$39,396,745	$22,201,384	$47,526,544
Sales	$83,452,095	$4,638,189	$34,642,780	$20,525,946

5. Capital Stock

The Company is authorized to issue 2.0 billion shares of $0.0001 par value capital stock, of which 600,000,000, 600,000,000, 400,000,000 and 400,000,000 of the unissued shares have been designated as shares of Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively. Redemptions from the Global Value Fund, Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

2% of the redemption proceeds, which will be retained by each Fund.

Changes in shares outstanding for the six months ended September 30, 2013 were as follows:

	Global Value Fund
	Shares	Amount
Sold	33,887,779	$870,243,381
Redeemed	(12,264,484)	(315,359,847)
Net Increase	21,623,295	$554,883,534

	Global Value Fund II – Currency Unhedged
	Shares	Amount
Sold	7,402,348	$99,903,926
Redeemed	(1,833,412)	(24,952,117)
Net Increase	5,568,936	$74,951,809

	Value Fund
	Shares	Amount
Sold	827,168	$18,392,505
Redeemed	(2,337,036)	(52,312,942)
Net Decrease	(1,509,868)	$(33,920,437)

	Worldwide High Dividend Yield Value Fund
	Shares	Amount
Sold	8,531,141	$94,135,326
Reinvested	718,182	7,562,452
Redeemed	(6,800,509)	(73,587,704)
Net Increase	2,448,814	$28,110,074

Changes in shares outstanding for the year ended March 31, 2013 were as follows:

	Global Value Fund
	Shares	Amount
Sold	44,889,413	$1,085,912,284
Reinvested	21,513,953	501,704,356
Redeemed	(30,446,402)	(741,228,252)
Net Increase	35,956,964	$846,388,388

	Global Value Fund II – Currency Unhedged
	Shares	Amount
Sold	7,729,265	$92,293,098
Reinvested	279,112	3,494,483
Redeemed	(3,997,621)	(47,096,811)
Redeemed in-kind[a]	(6,138,134)	(72,491,364)
Net Decrease	(2,127,378)	$(23,800,594)

	Value Fund
	Shares	Amount
Sold	3,929,458	$76,794,259
Reinvested	1,176,550	23,257,296
Redeemed	(2,216,828)	(44,219,336)
Net Increase	2,889,180	$55,832,219

	Worldwide High Dividend Yield Value Fund
	Shares	Amount
Sold	21,244,818	$206,943,116
Reinvested	971,235	9,068,814
Redeemed	(14,818,706)	(150,437,863)
Net Increase	7,397,347	$65,574,067

[a]

During the year ended March 31, 2013, certain shareholders of the Fund were permitted to redeem shares in-kind. As a result, the Fund realized a net gain of $10,199,333 for financial reporting purposes.

6. Income Tax Information

As of March 31, 2013, Global Value Fund II – Currency Unhedged had short-term and long-term capital loss carryforwards of $2,939,665 and $850,742, respectively, which under current federal income tax rules may be available to reduce future net realized gains on investments in any future period to the extent permitted by the Code. As of March 31, 2013, Worldwide High Dividend Yield Value Fund had a capital loss carryforward of $7,276,477 expiring on March 31, 2018, which may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership changes.

Net capital and foreign currency losses incurred after October 31 and certain ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2013, the Funds deferred to April 1, 2013 late year capital and ordinary losses of:

Fund	Late Year Capital Losses	Late Year Ordinary Losses
Global Value Fund	$—	$ —
Global Value Fund II – Currency Unhedged	249,670	—
Value Fund	—	—
Worldwide High Dividend Yield Value Fund	2,459,158	—

As of September 30, 2013, the aggregate cost for federal tax purposes was as follows:

Global Value Fund	$4,530,852,677
Global Value Fund II – Currency Unhedged	$324,553,829
Value Fund	$369,168,743
Worldwide High Dividend Yield Value Fund	$589,376,257

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

The aggregate gross unrealized appreciation/(depreciation) and net unrealized appreciation as computed on a federal income tax basis at September 30, 2013 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Value Fund	$2,378,786,262	$(35,853,220)	$2,342,933,042
Global Value Fund II – Currency Unhedged	$60,198,805	$(3,163,444)	$57,035,361
Value Fund	$234,999,111	$(2,170,823)	$232,828,288
Worldwide High Dividend Yield Value Fund	$147,541,262	$(3,659,852)	$143,881,410

7. Foreign Securities

Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to a Fund), war, seizure, political and social instability and diplomatic developments.

8. Derivative Instruments

Global Value Fund and Value Fund had derivative exposure to forward foreign currency exchange contracts. Global Value II – Currency Unhedged and Worldwide High Dividend Yield Value Fund had no exposure to derivatives. The following tables present the value of derivatives held at September 30, 2013 and the effect of derivatives held by primary exposure during the six months ended September 30, 2013. For open contracts at September 30, 2013, see the Portfolio of Investments, which is also indicative of the average activity for the six months ended September 30, 2013.

Statement of Assets and Liabilities

Derivative	Assets Location	Global Value Fund	Value Fund
Forward exchange contracts	Unrealized appreciation of forward exchange contracts	$21,964,228	$500,637

Derivative	Liabilities Location	Global Value Fund	Value Fund
Forward exchange contracts	Unrealized depreciation of forward exchange contracts	$89,637,793	$4,004,115

Statement of Operations

Derivative		Global Value Fund	Value Fund
Forward exchange contracts	Net realized gain (loss) on	$20,254,798	$394,663

Derivative		Global Value Fund	Value Fund
Forward exchange contracts	Net unrealized appreciation (depreciation) of	$(141,688,399)	$(7,270,906)

For financial reporting purposes, the Funds do not offset assets and liabilities across derivative types that are subject to netting arrangements on the Statement of Assets and Liabilities.

The following table presents derivative assets net of amounts available for offset under a master netting agreement as of September 30, 2013:

Derivative	Derivative Assets – Gross	Derivatives Available for Offset	Derivative Assets – Net(a)
Global Value Fund
Forward exchange contracts	$21,964,228	$21,964,228	$ —
Value Fund
Forward exchange contracts	$500,637	$438,252	$62,385

The following table presents derivative liabilities net of amounts available for offset under a master netting agreement as of September 30, 2013:

Derivative	Derivative Liabilities – Gross	Derivatives Available for Offset	Derivative Liabilities – Net(b)
Global Value Fund
Forward exchange contracts	$89,637,793	$21,964,228	$67,673,565
Value Fund
Forward exchange contracts	$4,004,115	$438,252	$3,565,863

(a)	Net amount represents the net receivable due from counterparty in the event of default
(b)	Net amount represents the net payable due to counterparty in the event of default

9. Litigation

Certain holders of notes issued by Tribune Company initiated litigation against Value Fund and thousands of other public shareholders, seeking to recover payments made to Tribune Company shareholders in connection with the 2007 leveraged buyout of Tribune Company. Value Fund tendered its shares in a tender offer from Tribune Company and received proceeds of approximately $3.4 million. The plaintiffs allege that the shareholder payments were made in violation of various laws prohibiting constructive fraudulent transfers. The complaints allege no misconduct by Value Fund or any member of the putative defendant class. The outcome of the proceedings cannot be predicted at this time and no contingency has been recorded on the books of Value Fund.

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

1. Portfolio Information

The Company files the Funds’ complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Form N-Q is available (1) on the SEC’s website at http://www.sec.gov; (2) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC; or (3) by calling the Fund at 800-432-4789. Information regarding the operation of the PRR may be obtained by calling 202-551-8090.

2. Proxy Voting Information

The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Funds are included in the Company’s Statement of Additional Information, which is available without charge and upon request by calling the Fund at 800-432-4789 or by visiting the Funds’ website at www.tweedy.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, at http://www.sec.gov.

3. Advisory Agreement

Approval of the Renewal of the Investment Advisory Agreements for the Tweedy, Browne Global Value Fund, Tweedy, Browne Value Fund, Tweedy, Browne Worldwide High Dividend Yield Value Fund and Tweedy, Browne Global Value Fund II – Currency Unhedged

On May 15, 2013, the Tweedy, Browne Fund Inc.’s (the “Company”) Board of Directors (the “Board”), including a majority of the Independent Directors, approved the renewal of the Investment Advisory Agreements (the “Advisory Agreements”) between Tweedy, Browne Company LLC (“Tweedy, Browne”) and the Company on behalf of the Tweedy, Browne Global Value Fund (the “Global Value Fund”), the Tweedy, Browne Value Fund (the “Value Fund”), the Tweedy, Browne Worldwide High Dividend Yield Value Fund (the “Worldwide High Dividend Yield Value Fund”) and the Tweedy, Browne Global Value Fund II – Currency Unhedged (the “Global Value Fund II”) (each a “Fund” and collectively, the “Funds”) for an additional one-year term. In considering whether to approve the continuation of the Advisory Agreements, the Board reviewed materials provided for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

A.	Information Received

During the course of each year, the Board receives a wide variety of materials relating to the services provided by Tweedy, Browne. In considering whether to approve the renewal of the Advisory Agreements, the Board reviewed reports on each Fund’s investment results, portfolio composition, and portfolio trading practices, as well as other information relating to the nature, extent and quality of services provided by Tweedy, Browne to the Funds. In addition, the Board reviewed supplementary information, including comparative industry data with regard to performance, fees and expense ratios; financial and profitability information regarding Tweedy, Browne; the Form ADV of Tweedy, Browne; sample reports demonstrating Tweedy, Browne’s research process; fact sheets and performance histories for each of the Funds since inception; information for several of Tweedy, Browne’s managed account performance composites; fee schedules; information regarding fees paid to intermediaries; information about the key personnel of Tweedy, Browne; and information concerning Tweedy, Browne’s brokerage services and best execution policy.

In addition to reviewing and evaluating the list of materials described above, the Independent Directors also received assistance and advice regarding legal and industry standards from independent counsel to the Independent Directors. In deciding to recommend the renewal of the Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

B.	Nature, Extent and Quality of Services

The Board reviewed materials concerning the depth and quality of Tweedy, Browne’s research and investment management process. The Board considered a variety of services provided by Tweedy, Browne to the Funds over the past year, including: providing “behind the scenes” services, such as those provided by Tweedy, Browne’s order desk, which seeks best execution for Fund portfolio transactions; monitoring the Funds’ service providers; monitoring information with respect to corporate reorganizations involving the Funds’ portfolio holdings; preparing the Funds’ semi-annual and annual reports to shareholders and the accompanying adviser’s letters; monitoring certain aspects of transfer agency services on a daily basis; assisting brokers, consultants, financial advisors, intermediaries and third party administrators with questions or problems of an operational nature; developing and enforcing procedures to monitor trading activity in the Funds; monitoring the collection of redemption fees for the Global Value Fund, Worldwide High Dividend Yield Value Fund and Global Value Fund II; arranging for proxy voting of portfolio securities; hiring an accounting firm to assist with certain Fund accounting reviews and implementation of related processes and procedures; actively monitoring and assessing valuation issues for the Funds; and preparing various regulatory filings for the Funds. The Board considered Tweedy, Browne’s involvement in reviewing all outstanding tax reclamations on a monthly basis, the result of which has been a reduction in outstanding receivables. The Board noted actions that have been or will be taken in the future by Tweedy, Browne to comply with

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

various new regulatory requirements, including, but not limited to, requirements with respect to the Regulated Investment Company Modernization Act of 2010, “pay to play” rules for investment advisers, and shareholder cost basis reporting. The Board also considered that Tweedy, Browne had added additional staff in direct response to the increased accounting oversight responsibility resulting from regulatory changes and initiatives of the Public Company Accounting Oversight Board.

In addition, the Board noted that Tweedy, Browne provides a wide variety of administrative services not otherwise provided by third party service providers, including: preparing Board reports; overseeing the preparation and submission of regulatory filings; overseeing and assisting in the annual audit of the Funds’ financial statements; maintaining the Funds’ website; assisting with the preparation and filing of the Funds’ tax returns; monitoring the registration of shares of the Funds under applicable federal and state securities laws; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds’ operating budgets; processing the payment of the Funds’ bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends; communicating with the Funds’ shareholders through market commentary; participating in ongoing training and weekly monitoring of BNY Mellon Investment Servicing (U.S.), Inc.’s shareholder services representatives; and generally assisting the Funds in the conduct of their business.

The Board then noted that Tweedy, Browne also serves as the Funds’ distributor and that it acts as the Funds’ introducing broker for substantially all transactions in U.S. equity securities, for which it is reimbursed by the Funds only for per-ticket charges paid by Tweedy, Browne to its clearing broker. The Board noted that Tweedy, Browne does not charge the Funds any separate brokerage commissions for such services. The Board also considered Tweedy, Browne’s commitment to staff development and long-term and contingency planning with regard to its advisory business. The Board noted that Tweedy, Browne maintained a generally consistent management approach that was facilitated by the very low personnel turnover at the firm.

In considering Tweedy, Browne’s services, both in managing the Funds’ portfolios and in overseeing all areas of the Funds’ business, the Board concluded that Tweedy, Browne was providing essential services to the Funds, and that it is likely that Tweedy, Browne will continue to be in a position to do so for the long-term. Ultimately, the Board concluded that the nature, extent and quality of the services provided by Tweedy, Browne have benefited and likely will continue to benefit the Funds and their shareholders.

C.	Investment Performance

The Board considered the short-term and long-term investment performance of each Fund, both in absolute terms and relative to the performance of perceived direct competitors pursuing comparable investment objectives, as well as to the various benchmarks against which the Funds were compared. In considering the Global Value Fund’s performance, the Board noted Tweedy, Browne’s analysis that the Fund had exhibited excellent absolute and relative performance, noting that the Fund’s annualized rate of return of 10.21% (net of all fees and expenses) from inception through March 31, 2013 exceeded the returns of the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) in both U.S. dollars and hedged currency for the same period. The Board also noted that the Fund had outperformed the MSCI EAFE Index (Hedged to U.S. $) for the past 1-year, 3-year, 5-year, 10-year, 15-year and since inception periods. The Board considered Tweedy, Browne’s analysis that, over the long-term, the Global Value Fund’s performance had enjoyed favorable performance when compared to other funds in its peer group. The Board noted that the aggregate total return for the Global Value Fund for the 10-year period ended March 31, 2013 exceeded the Morningstar average of all funds in the Foreign Stock Funds category by 124 basis points per year. The Board also noted that for the past 3-year, 5-year and 10-year periods the Global Value Fund has been categorized as “low risk” by Morningstar’s Risk Ratings, which means it is in the top 10% of funds within its category with respect to lowest measured risk. The Board discussed that the Funds’ management team was nominated and considered for the Morningstar “International Manager of the Year” award in 2008 and was named Morningstar’s “International Manager of the Year” in 2011 and The Street’s “Best Funds 2012” award winner in the category of International Core Stock for its management of the Global Value Fund.

The Board then considered the Value Fund’s performance, noting Tweedy, Browne’s analysis that the Fund had enjoyed good relative performance in most measurement periods in comparison to its relevant benchmark indices. In particular, the Board noted that as of March 31, 2013, the Value Fund’s total returns outperformed the S&P 500 Index over the past 1-year, 5-year, 15-year and since inception periods. The Board noted that, while comparisons to a very elite group of direct competitors have mixed results, the Value Fund has performed well in down market environments. The Board further noted that the Value Fund outperformed its respected group of peers for the past 5-year period, performed in line with its group of peers for the past 3-year period, and underperformed its group of peers for the past 1-year and 10-year periods ended March 31, 2013. The Board also noted that the Value Fund has also been characterized as “low risk” for the last 3-year, 5-year and 10-year periods by Morningstar’s Risk Ratings. The Board considered that the Value Fund was a finalist in the Global Equity category for Standard & Poor’s Mutual Fund Excellence Awards in 2010, which recognizes funds that have achieved the highest overall ranking on the most consistent basis during the previous year.

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

The Board examined the performance of the Worldwide High Dividend Yield Value Fund, noting that the Fund commenced operations on September 5, 2007. The Board noted that since the Worldwide High Dividend Yield Value Fund’s inception date, the Fund has gained 20.12% compared to a gain of 4.14% for the MSCI World Index (in U.S. $). The Board considered that for the calendar year 2008, the Worldwide High Dividend Yield Value Fund ranked in the top 12% of all World Stock Funds in the Morningstar Principia Pro database and ranked first in Lipper’s Global Large Cap Value Category. The Board noted that during 2009, the Worldwide High Dividend Yield Value Fund was up 28.18% compared to a gain of 29.99% for the MSCI World Index (in U.S. $). The Board then considered the long-term performance history of Tweedy, Browne’s Global High Dividend Strategy, which has been implemented by Tweedy, Browne since 1979 and on which the Worldwide High Dividend Yield Value Fund’s investment strategy is based. Since 1979, the Global High Dividend Strategy has produced compounded returns at an annualized rate of return of 12.97% (net of actual and hypothetical fees) which has outpaced the S&P 500 Index and the MSCI World Index (in U.S. $), on an annualized basis over the same period, by 1.49% and 3.35%, respectively.

The Board then examined the performance of the Global Value Fund II, noting that the Fund commenced operations on October 26, 2009. The Board noted that the Global Value Fund II has performed well since its inception, gaining 36.82% compared to 17.46% for the MSCI EAFE Index (in U.S. $) for the period. The Board considered the performance of the Global Value Fund, which is managed using the same philosophy and approach as the Global Value Fund II, and Tweedy, Browne’s unhedged international separate accounts, which provide substantive information about the ability and quality of Tweedy, Browne’s management team and justification for the management of another international fund without a currency hedge. The Board considered that Tweedy, Browne’s International Equity Composite (in U.S. $), which has returns that are similar to those of the Global Value Fund, has outperformed the MSCI EAFE Index (in U.S. $) for the last 1-year, 3-year, 10-year, 15-year and since inception periods ended March 31, 2013. The Board considered that a composite of Tweedy, Browne’s unhedged international separate accounts has exhibited both good absolute and relative performance since inception in July 1995. The composite’s annualized rate of return of 11.7% (after assumed fees and expenses) through March 31, 2013 significantly exceeded relevant indices in both U.S. dollars and hedged currency.

After reviewing each Fund’s performance relative to its competitors pursuing comparable investment objectives or employing a comparable investment strategy (in the case of the Worldwide High Dividend Yield Value Fund and Global Value Fund II), and to its benchmark indices over various periods of time, the Board concluded that it was satisfied with each Fund’s performance, and further concluded that Tweedy, Browne’s performance record in managing the Funds warranted the continuation of the Advisory Agreements.

D.	Advisory Fees and Total Expenses

The Board reviewed the advisory fees and total expenses of the Funds, noting that each Fund pays an advisory fee of 1.25% of assets under management. The Board compared such amounts with the average fee and expense levels of funds pursuing comparable investment objectives. After reviewing the Fund-specific fee and expense data, the Board considered the “hidden costs” of mutual funds associated with frequent trading and related tax consequences. The Board considered that compared against published studies of the mutual fund industry, the Funds have low hidden costs associated with frequent trading and tax liabilities.

In considering comparative fee data, the Board reviewed the expense ratios for each Fund alongside those of its direct competitors and of its relevant Morningstar category averages. The Board noted that the expense ratios of the Global Value Fund and Worldwide High Dividend Yield Value Fund, respectively, were lower than the average of each Fund’s respective Morningstar category. The Board considered that the total expense ratios of the Global Value Fund and Value Fund, respectively, had declined since each Fund’s inception. The Board noted that with respect to the Worldwide High Dividend Yield Value Fund and Global Value Fund II, certain expenses of each Fund had been partially reimbursed by Tweedy, Browne since the Fund’s respective inception in order to assist the Fund in attracting assets. This has resulted in keeping each Fund’s net expenses in line with or below the expense ratio of the Global Value Fund. The Board compared the advisory fees paid by the Funds against Tweedy, Browne’s standard fee rate for separate account portfolios. The Board also compared the Funds’ expense ratios to funds that do not charge Rule 12b-1 fees in excess of 0.25% of assets under management.

After reviewing this fee and expense data, together with the Board’s observation that Tweedy, Browne provided a high level of integrity and service to the Funds’ shareholders, the Board determined that the fees charged under each Advisory Agreement are fair and reasonable.

E.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding Tweedy, Browne’s costs of providing services to the Funds, as well as the resulting level of profits to Tweedy, Browne. In so doing, the Board reviewed materials relating to Tweedy, Browne’s financial condition and reviewed the wide variety of services and intensive research performed for the Funds. The Board noted that Tweedy, Browne has three full time administrative employees devoted to the Funds and one employee who splits her time between the Funds and Tweedy, Browne. The Board also considered that, pursuant to a Service Agreement

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

approved annually by the Board, the Funds reimburse Tweedy, Browne on an at cost basis for certain legal compliance, shareholder servicing and fund accounting services performed by three of these full time employees. The Board reviewed profitability data provided by Tweedy, Browne with respect to Tweedy, Browne’s relationship with the Company as a whole, and with each Fund separately.

The Board considered Tweedy, Browne’s research process and, in particular, Tweedy, Browne’s research with respect to non-U.S. securities. The Board also noted that a consequence of Tweedy, Browne’s investment discipline for the Global Value Fund, Value Fund and Global Value Fund II, which focus on smaller and medium market capitalization issues, is that its cost of research per dollar is likely to be higher than would be the case for an investment adviser that invests in concentrated positions and/or only in larger market capitalization companies. The Board noted that this research process is likely not conducive to economies of scale that would be potentially realizable in the management of large pools of capital invested in large market capitalization stocks. With respect to the Worldwide High Dividend Yield Value Fund, the Board noted that although the Fund has a higher proportion of large market capitalization holdings, Tweedy, Browne must still perform extensive research regarding companies that pay above-average dividends and that satisfy a different level of undervaluation than Tweedy, Browne requires for the other Funds. The Board determined that such research strategy would therefore not be less intensive or less expensive than that employed by Tweedy, Browne on behalf of the other three Funds. The Board concluded that Tweedy, Browne’s profitability from its client relationships, including its relationship with each of the Funds, is reasonable.

F.	Ancillary Benefits

The Board considered a variety of other benefits received by Tweedy, Browne as a result of its relationship with the Funds, including benefits derived by Tweedy, Browne from “soft dollar” arrangements with broker-dealers. The Board considered materials concerning Tweedy, Browne’s brokerage allocation policies. The Board also reviewed Tweedy, Browne’s policies and procedures prohibiting the use of brokerage commissions to finance the distribution of fund shares.

G.	Conclusion

Based on its review, including consideration of each of the factors noted above, the Board concluded that the nature, extent and quality of the services rendered to each Fund favored renewal of the Advisory Agreements. The Board concluded that the Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to Tweedy, Browne by the Funds, and that the renewal of the Advisory Agreements at the present contractual rates was in the best interests of each Fund and its shareholders.

TWEEDY, BROWNE FUND INC.

One Station Place, Stamford, CT 06902

800-432-4789

www.tweedy.com

TB-SA.0913

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date	November 26, 2013

By (Signature and Title)*	/s/ Robert Q. Wyckoff, Jr.
Robert Q. Wyckoff, Jr., Treasurer
(principal financial officer)

Date	November 26, 2013

* Print the name and title of each signing officer under his or her signature.